BUSINESS AND ORGANIZATION (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Asset Value Per Share	Since December 31, 2020, the Company’s board of directors has approved and established an updated quarterly estimated NAV per share of the Company’s Class C common stock and Class S common stock as follows:

Valuation Date	Effective Date	NAV Per Share
December 31, 2020	January 27, 2021	$23.03 (unaudited and adjusted for the 1:3 reverse stock split on February 1, 2021)
March 31, 2021	May 5, 2021	$24.61 (unaudited)
June 30, 2021	August 4, 2021	$26.05 (unaudited)
September 30, 2021	November 5, 2021	$27.29 (unaudited)